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                                                    ----------------------------

                                                    KENNETH R. EARLEY

                                                    kenneth.earley@dechert.com
                                                    +1 617 728 7139  Direct
                                                    +1 617 275 8374  Fax


     January 6, 2009

     VIA EDGAR

     U.S. Securities and Exchange Commission
     100 F Street, N.E.
     Washington, D.C. 20549

     Re:  Forward Funds (the "Registrant")
          File Nos. 033-48940 and 811-06722
          Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A

     Dear Sir or Madam:

     Please be advised that in lieu of filing a copy of the form of Prospectus and Statement of Additional Information being used in connection with the offering of Investor Class shares for Accessor Strategic Alternatives Fund, an existing series of the Registrant, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

          1. that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 53 to the Registrant's registration statement (the "Amendment") filed on December 15, 2008 (with an effective date of December 31, 2008); and

          2. that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 15, 2008 as part of Post-Effective Amendment No. 53 under the 1933 Act to the Registrant's registration statement.

     No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 728-7139.

     Sincerely,

     /s/ KENNETH R. EARLEY

     Kenneth R. Earley
     Associate

     cc:    Judith M. Rosenberg, Esq.
            Christine Stansbery
            Douglas P. Dick, Esq.


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